Supplemental guarantor information (Narrative) (Detail) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Supplemental Guarantor Information [Line Items]
Joint and several liability	$ 2,800
Increase decrease in joint and several liability	(500)
Joint and several liability for outstanding SEC-registered debt securities issued by Credit Suisse (USA), Inc.	$ 742